Segment Information - Reconciliation of reportable segments' assets to consolidated total assets (Details 1) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Segment Reporting, Asset Reconciling Item [Line Items]
Total assets	$ 16,260	$ 14,258
Solar Division
Segment Reporting, Asset Reconciling Item [Line Items]
Total assets	10,615	9,840
POWERHOUSE
Segment Reporting, Asset Reconciling Item [Line Items]
Total assets	1,366	1,140
Other
Segment Reporting, Asset Reconciling Item [Line Items]
Total assets	$ 4,279	$ 3,278